Entity Level Disclosures and Segment Information (Tables)	6 Months Ended
Jun. 30, 2021
Entity Level Disclosures and Segment Information [Abstract]
Schedule of operating segments
	Enterprise cybersecurity	Enterprise privacy	Total
	Six-month period ended June 30, 2021
	U.S. dollar in thousands

Revenues	335	2,796	3,131

Adjusted operating loss	(1,969)	*(1,023)	(2,992)
Non-attributable corporate expenses			(937)
Share-based payments			(567)
Contingent consideration measurement			434
Depreciation and amortization			(757)
Operating loss			(4,819)
Financial expenses, net			(140)
Taxes on income			76
Net loss for the period			(4,883)

	Enterprise cybersecurity	Enterprise privacy	Total
	Six-month period ended June 30, 2020
	U.S. dollar in thousands

Revenues	411	1,754	2,165

Adjusted operating loss	(1,312)	(16)	(1,328)
Non-attributable corporate expenses			(971)
Share-based payments			(41)
Contingent consideration measurement			(430)
Impairment of goodwill and intangible assets			(800)
Depreciation and amortization			(685)
Operating loss			(4,255)
Financial income, net			2,589
Taxes on income			122
Net loss for the period			(1,544)